Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
Administrative fee – related party	$ 125,000	$ 95,000
General and administrative	3,384,621	809,193
TOTAL EXPENSES	3,509,621	904,193
OTHER (EXPENSE) INCOME
Change in fair value of derivative asset/liabilities	(18,483,096)
Income earned on Investments held in Trust Account	3,788,143	1,812,882
Interest income	8,580	5,683
Change in fair value of over-allotment liability		19,432
TOTAL OTHER (EXPENSE) INCOME, NET	(14,686,373)	1,837,996
Net (loss) income before provision for income taxes	(18,195,994)	933,804
Provision for income taxes	1,579,608	339,899
Net (loss) income	$ (19,775,602)	$ 593,905
Class A Redeemable Common Stock
OTHER (EXPENSE) INCOME
Weighted average number of shares of common stock outstanding, basic (in Shares)	7,654,886	9,846,164
Basic net (loss) income per share of common stock (in Dollars per share)	$ (1.82)	$ 0.05
Weighted average number of shares of common stock outstanding, diluted (in Shares)	7,654,886	9,846,164
Diluted net (loss) income per share of common stock (in Dollars per share)	$ (1.82)	$ 0.05
Class A and B Non-Redeemable Common Stock
OTHER (EXPENSE) INCOME
Weighted average number of shares of common stock outstanding, basic (in Shares)	3,211,000	3,117,537
Basic net (loss) income per share of common stock (in Dollars per share)	$ (1.82)	$ 0.05
Weighted average number of shares of common stock outstanding, diluted (in Shares)	3,211,000	3,185,962
Diluted net (loss) income per share of common stock (in Dollars per share)	$ (1.82)	$ 0.05